ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of consolidated financial information of Company's VIEs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Dec. 31, 2017
Consolidated financial information
Cash and cash equivalents	$ 19,630	$ 1,283
Short term investments	0	1,436
Prepaid expenses and other current assets	2,196	2,868	$ 10,801	$ 9,788
Amounts due from related parties	764	688
Total current assets	88,947	72,772
Property and equipment, net	439	698
Long-term investments	53,641	13,454
Goodwill	124	124	9,413		$ 40,085
Amount due from a related party - non-current	67,985	131,758
Restricted cash - non-current	0	358
Right-of-use assets	2,135	3,254		3,441
Other non-current assets	77	680
Total assets	213,673	226,211
Accounts payable	951	1,271
Short-term Debt	11,400	14,447
Accrued expenses and other current liabilities	10,819	13,875	22,411	$ 22,411
Payable to investors	15	14
Amounts due to related parties	697	774
Deferred revenue	602	750
Income tax payable	13,841	14,735
Total current liabilities	81,103	98,170
Total non-current liabilities	3,826	2,808
Total liabilities	84,929	100,978
Revenues	18,106	15,085	66,794
(Loss) income from continuing operations	(16,800)	(38,420)	(69,879)
Loss from discontinued operations	(5,320)	(69,068)	134,360
Variable Interest Entity [Member]
Consolidated financial information
Revenues	433	6,581	57,896
(Loss) income from continuing operations	1,874	(31,953)	(43,743)
Loss from discontinued operations			(4,626)
Net cash (used in) provided by operating activities	2,031	(1,170)	(5,970)
Net cash (used in) provided by investing activities	1,566	8,735	(1,461)
Net cash provided by (used in) financing activities	(3,088)	(10,340)	$ 4,825
VIE with recourse
Consolidated financial information
Short-term Debt		7,900
Variable Interest Entity [Member]
Consolidated financial information
Cash and cash equivalents	955	264
Short term investments		1,436
Accounts receivable, net	175	218
Prepaid expenses and other current assets	647	1,537
Amounts due from related parties	764	688
Total current assets	2,541	4,143
Property and equipment, net	178	183
Long-term investments	41,794	1,799
Goodwill		0
Amount due from a related party - non-current		40,000
Restricted cash - non-current		358
Right-of-use assets	659	1,122
Other non-current assets	76	660
Total non-current assets	42,707	44,122
Total assets	45,248	48,265
Accounts payable	299	413
Short-term Debt		3,447
Accrued expenses and other current liabilities	6,409	7,467
Operating lease liabilities - current	341	217
Payable to investors	15	14
Amounts due to related parties	690	774
Deferred revenue	16	15
Income tax payable	3,321	4,647
Total current liabilities	11,091	16,994
Operating lease liabilities - non-current	256	0
Total non-current liabilities	256	0
Total liabilities	$ 11,347	$ 16,994